Revision to Previously Issued Interim Financial Statements - Summary of Forth Revisions to the Unaudited Interim Condensed Consolidated Statements of Operations (Details) - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Other operating expenses
Total other operating expenses	$ (336,758)	$ (280,662)	$ (963,153)	$ (848,388)
Operating income	604,712	488,956	1,140,977	844,120
Non-operating income (expense)
Interest expense	(106,956)	(84,434)	(277,638)	(294,090)
Income (loss) before income taxes	520,915	384,608	862,463	62,766
Net (loss) income	514,009	379,736	847,794	48,802
Net loss attributable to Viking Holdings Ltd	$ 514,089	$ 380,030	$ 847,664	$ 48,651
Net (loss) income per share attributable to ordinary and special shares
Basic	$ 1.16	$ 0.88	$ 1.91	$ 0.12
Diluted	$ 1.15	$ 0.87	$ 1.9	$ 0.12